Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

5. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	March 31, 2022	December 31, 2021
Leasehold improvements	$486	$545
Furniture and fixtures	612	573
Computers and equipment	2,230	2,209
Construction in process	33	—
	3,361	3,327
Less: accumulated depreciation	(1,221)	(1,526)
Furniture and equipment, net	$2,140	$1,801

Total depreciation expense related to property and equipment was $230 and $63 for the three months ended March 31, 2022 and 2021, respectively.

5. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	December 31, 2021	December 31, 2020
Leasehold improvements	$545	$464
Furniture and fixtures	573	448
Computers and equipment	2,209	796
	3,327	1,708
Less: accumulated depreciation	(1,526)	(1,206)
Furniture and equipment, net	$1,801	$502

Total depreciation expense related to property and equipment was $343 and $317 for the twelve months ended December 31, 2021 and 2020, respectively.